Fair Value - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 30, 2021	Dec. 31, 2020
Assets
Corporate securities	$ 4,292		$ 0
Liabilities
Derivative warrant liabilities	19,943	$ 22,000	0
Fair Value, Recurring
Assets
Total assets measured at fair value	217,831		37,854
Liabilities
Total liabilities measured at fair value	19,943
Fair Value, Recurring | Corporate securities
Assets
Corporate securities	4,292
Fair Value, Recurring | Public Warrants
Liabilities
Derivative warrant liabilities	13,585
Fair Value, Recurring | Private Warrants
Liabilities
Derivative warrant liabilities	6,358
Fair Value, Recurring | Money market fund
Assets
Money market fund	213,539		37,854
Fair Value, Recurring | Level 1
Assets
Total assets measured at fair value	213,539		37,854
Liabilities
Total liabilities measured at fair value	13,585
Fair Value, Recurring | Level 1 | Corporate securities
Assets
Corporate securities	0
Fair Value, Recurring | Level 1 | Public Warrants
Liabilities
Derivative warrant liabilities	13,585
Fair Value, Recurring | Level 1 | Private Warrants
Liabilities
Derivative warrant liabilities	0
Fair Value, Recurring | Level 1 | Money market fund
Assets
Money market fund	213,539		37,854
Fair Value, Recurring | Level 2
Assets
Total assets measured at fair value	4,292		0
Liabilities
Total liabilities measured at fair value	6,358
Fair Value, Recurring | Level 2 | Corporate securities
Assets
Corporate securities	4,292
Fair Value, Recurring | Level 2 | Public Warrants
Liabilities
Derivative warrant liabilities	0
Fair Value, Recurring | Level 2 | Private Warrants
Liabilities
Derivative warrant liabilities	6,358
Fair Value, Recurring | Level 2 | Money market fund
Assets
Money market fund	0		0
Fair Value, Recurring | Level 3
Assets
Total assets measured at fair value	0		0
Liabilities
Total liabilities measured at fair value	0
Fair Value, Recurring | Level 3 | Corporate securities
Assets
Corporate securities	0
Fair Value, Recurring | Level 3 | Public Warrants
Liabilities
Derivative warrant liabilities	0
Fair Value, Recurring | Level 3 | Private Warrants
Liabilities
Derivative warrant liabilities	0
Fair Value, Recurring | Level 3 | Money market fund
Assets
Money market fund	$ 0		$ 0